Income Taxes - Reconciliation of Expected Recovery of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (6,650)	$ (2,573)
State tax (net of federal benefit)	(1,148)	(628)
Permanent items, other	65	56
Change in fair value of convertible preferred stock warrant liability	(963)	(1,260)
Change in fair value of convertible preferred stock purchase right		(34)
Non-deductible interest	855	150
Other adjustments	91	10
Research and development credits	(1,236)	(160)
Uncertain tax positions	409	60
Change in valuation allowance	8,578	4,380
Provision for income taxes	$ 1	$ 1